Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands		Total	Common Stock		Additional Paid-in Capital [1]	Accumulated Other Comprehensive Income	Retained Earnings / (Accumulated Deficit)	Total 'Stockholders' Equity (Deficit)	Non-controlling Interests
Beginning balance at Dec. 31, 2017		$ 1,987	$ 1	[1]	$ 81	$ 72	$ 1,833	$ 1,987
Change in the legal status of the Company and creation of 100,000 shares with no par value					27		(27)
Change in the legal status of the Company and creation of 100,000 shares with no par value, shares	[1]		9,663,456
Consolidation of Solutions Infini		2							$ 2
Consolidation of Solutions Infini, shares	[1]		342,376
Issuance of common stock in connection with Buc Mobile acquisition		2,711			2,711			2,711
Issuance of common stock upon exercise of stock options		8			8			8
Issuance of common stock upon exercise of stock options, shares	[1]		681,274
Stock-based compensation		7,359			7,359			7,359
Net loss		(7,100)					(7,098)	(7,098)	$ (2)
Other comprehensive loss		(41)				(41)		(41)
Ending balance at Dec. 31, 2018		4,926	$ 1	[1]	10,186	31	(5,292)	4,926
Ending balance, shares at Dec. 31, 2018	[1]		10,687,106
Business Combination	[2]	(40,374)	$ 1	[1]	(10,186)		(30,189)	(40,374)
Business Combination, shares	[1],[2]		9,290,007
Forward share purchase agreements		567			567			567
Stock-based compensation		1,576			1,576			1,576
Net loss		(5,512)					(5,512)	(5,512)
Other comprehensive loss		43				43		43
Ending balance at Dec. 31, 2019		$ (38,774)	$ 2	[1]	$ 2,143	$ 74	$ (40,993)	$ (38,774)
Ending balance, shares at Dec. 31, 2019	[1]		19,977,113

[1]	Amounts as of December 31, 2018 and before that date differ from those published in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined below in the notes). Specifically, the number of common shares outstanding during periods before the Business Combination are computed on the basis of the number of common shares of Kaleyra S.p.A. (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement. Common stock and additional paid-in capital were adjusted accordingly.
[2]	Refer to “Note 5” for further details.